Noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Minority Interests
The following table is a reconciliation of the beginning and ending carrying amount of total noncontrolling interests for the year ended December 31, 2020:

December 31, 2020
Balance, beginning of year	$—
Net income attributable to noncontrolling interests	341
Contributions	1,020
Balance, end of year	$1,361